Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties [Abstract]
Related Party Transactions Disclosure

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Tsakos Shipping and Trading S.A. (commissions)	1,919	1,325	3,786	3,166
Tsakos Energy Management Limited (management fees)	4,040	3,891	8,081	7,769
Tsakos Columbia Shipmanagement S.A.	565	322	1,115	658
Argosy Insurance Company Limited	2,405	2,279	4,801	4,612
AirMania Travel S.A.	1,241	1,107	2,282	2,141

Total expenses with related parties	10,170	8,924	20,065	18,346

Related Party Transactions Balances

	June 30, 2015	December 31, 2014
Due from related parties
Tsakos Columbia Shipmanagement S.A.	3,205	1,895

Total due from related parties	3,205	1,895

Due to related parties
Tsakos Energy Management Limited	147	93
Tsakos Shipping and Trading S.A.	963	881
Argosy Insurance Company Limited	2,791	8,766
AirMania Travel S.A.	517	396

Total due to related parties	4,418	10,136

Related Party - Future Management Fees

Period/Year	Amount
July to December 2015	9,342
2016	18,744
2017	19,451
2018	19,672
2019	19,672
2020 to 2025	108,196

195,077